Corporate Transactions - Sale of Partial Interest in Solaris (Details) $ in Thousands			12 Months Ended
	Apr. 28, 2021 USD ($) shares	Apr. 28, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Gain on sale of partial interest in Solaris (note 5(d))			$ 50,300	$ 0
Marketable securities			240,530	3,120	$ 988
Derivative assets			124,234	0
Gain on reclassification of investment in Solaris Resources Inc.			186,067	0
Solaris Resources Inc
Disclosure of detailed information about business combination [line items]
Sale of equity interests (in units) | shares	10,000,000
Sale of equity interests, number of common shares per unit (in shares) | shares	1
Sale of equity interests, number of common shares purchase warrant per unit (in shares) | shares	0.50
Sale of equity interests, value	$ 66,700
Securities called by warrant, price per share (in dollars per share) | $ / shares		$ 10.00
Sale of equity interests, value, allocated to common shares	57,600
Sale of equity interests, value, allocated to warrants	$ 9,100
Gain on sale of partial interest in Solaris (note 5(d))			50,300
Proportion of ownership interest in associate	19.90%
Solaris Resources Inc | Fair Value
Disclosure of detailed information about business combination [line items]
Investment in associate, fair value	$ 197,600	$ 197,600	$ 238,600	$ 0
Solaris Resources Inc | Fair Value | Common Stock
Disclosure of detailed information about business combination [line items]
Marketable securities	136,000	136,000
Solaris Resources Inc | Fair Value | Warrants
Disclosure of detailed information about business combination [line items]
Derivative assets	$ 61,600	$ 61,600
Solaris Resources Inc | Common Stock
Disclosure of detailed information about business combination [line items]
Number of securities called by warrant (in shares) | shares	1